Consolidated Shareholders' Equity - Summary of Options Outstanding and Exercisable (Details) - Stock Option Plan	6 Months Ended
Jun. 30, 2021 shares € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, number of options (in shares) | shares	2,465,648
Exercisable, number of options (in shares) | shares	2,076,864
From €50.00 to €60.00 per share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, number of options (in shares) | shares	163,367
Weighted average residual life (years)	8 months 4 days
Weighted average exercise price of share options outstanding in share-based payment arrangement (in euros per share)	€ 56.44
Exercisable, number of options (in shares) | shares	163,367
Weighted average exercise price per share, options exercisable (in euros per share)	€ 56.44
From €60.00 to €70.00 per share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, number of options (in shares) | shares	168,784
Weighted average residual life (years)	6 years 10 months 6 days
Weighted average exercise price of share options outstanding in share-based payment arrangement (in euros per share)	€ 65.84
Exercisable, number of options (in shares) | shares	0
Weighted average exercise price per share, options exercisable (in euros per share)	€ 0
From €70.00 to €80.00 per share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, number of options (in shares) | shares	1,499,313
Weighted average residual life (years)	3 years 7 months 6 days
Weighted average exercise price of share options outstanding in share-based payment arrangement (in euros per share)	€ 74.10
Exercisable, number of options (in shares) | shares	1,279,313
Weighted average exercise price per share, options exercisable (in euros per share)	€ 73.65
From €80.00 to €90.00 per share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, number of options (in shares) | shares	634,184
Weighted average residual life (years)	4 years 10 months 9 days
Weighted average exercise price of share options outstanding in share-based payment arrangement (in euros per share)	€ 89.19
Exercisable, number of options (in shares) | shares	634,184
Weighted average exercise price per share, options exercisable (in euros per share)	€ 89.19
Bottom of range | From €50.00 to €60.00 per share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options (in euros per share)	50.00
Bottom of range | From €60.00 to €70.00 per share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options (in euros per share)	60.00
Bottom of range | From €70.00 to €80.00 per share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options (in euros per share)	70.00
Bottom of range | From €80.00 to €90.00 per share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options (in euros per share)	80.00
Top of range | From €50.00 to €60.00 per share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options (in euros per share)	60.00
Top of range | From €60.00 to €70.00 per share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options (in euros per share)	70.00
Top of range | From €70.00 to €80.00 per share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options (in euros per share)	80.00
Top of range | From €80.00 to €90.00 per share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options (in euros per share)	€ 90.00